Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 31, 2017 shares	Apr. 30, 2017 shares	Sep. 30, 2017 USD ($) CompensationPlan shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) CompensationPlan $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Apr. 01, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans | CompensationPlan			4		4
Weighted average per share fair value of options granted to employees | $ / shares					$ 10.58	$ 6.39
Total intrinsic value of options exercised					$ 31,400
Proceeds from exercises of share-based awards					6,436	$ 1,561
Employee share option agreements, modification expense			$ 100	$ 600	400	$ 700
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			26,900		$ 26,900
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition					3 years
Unvested Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 500		$ 500
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition					1 year 4 months 25 days
Share-based compensation arrangement by share-based payment award, granted | shares					20,111
Unvested Restricted Share Units [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares		9,259
Share-based compensation arrangement by share-based payment award, vesting period		3 years
Unvested Restricted Share Units [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	5,426
Share-based compensation arrangement by share-based payment award, vesting period	1 year
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options available for future grant | shares			6,231,630		6,231,630
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and authorized for issuance | shares			1,100,000		1,100,000
ASU 2016-09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in accumulated deficit and additional paid-in-capital							$ 100